Portfolio of investments—March 31, 2021 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.19%
California: 0.19%
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (70 shares) 0.41% (10 shares) 0.41% 144Aø	$ 1,000,000	$ 1,000,000
Total Closed end municipal bond fund obligations (Cost $1,000,000)		1,000,000

	Interest rate	Maturity date
Municipal obligations: 99.73%
California: 93.78%
Airport revenue: 9.29%
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00%	12-31-2023	1,100,000	1,236,125
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	6-30-2024	955,000	1,092,213
California Municipal Finance Authority Revenue Senior Lien Linxs APM Project Series A	5.00	12-31-2024	750,000	872,125
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2024	5,000,000	5,697,290
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2025	6,000,000	7,060,184
Los Angeles CA Department of Airports AMT Series B	5.00	5-15-2026	2,500,000	3,030,671
Los Angeles CA Department of Airports AMT Subordinate Bond Series C	5.00	5-15-2024	4,315,000	4,913,883
Palm Springs CA Airport Passenger Facility Charge Revenue Palm Springs International Airport (BAM Insured)	5.00	6-1-2027	1,205,000	1,398,966
Port of Oakland Revenue Refunding Bond AMT Senior Lien Series P	5.00	5-1-2026	1,000,000	1,049,941
Port of Oakland Revenue Refunding Bond Intermediate Lien Series E	5.00	11-1-2023	200,000	223,095
Port of Oakland Revenue Refunding Bond Intermediate Lien Series H	5.00	11-1-2029	3,125,000	3,978,335
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F ##	5.00	7-1-2021	2,585,000	2,612,968
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2022	2,590,000	2,734,079
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2023	2,585,000	2,850,664
Sacramento County CA Airport System Subordinate Refunding Bond AMT Series F	5.00	7-1-2024	1,760,000	2,013,090
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2027	750,000	926,489
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2028	1,000,000	1,257,948
San Diego County CA Regional Airport Authority Airport Revenue Refunding Bond AMT Subordinated Series C	5.00	7-1-2029	1,000,000	1,278,305
San Francisco CA City and Refunding Bond AMT Second Series A	5.00	5-1-2025	740,000	777,691
San Francisco CA City and Refunding Bond AMT Second Series A	5.00	5-1-2030	3,850,000	4,035,849
San Francisco CA City and Refunding Bond AMT Second Series A	5.50	5-1-2028	250,000	275,549
				49,315,460
See accompanying notes to portfolio of investments

Wells Fargo California Limited-Term Tax-Free Fund  |  1

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 7.45%
California Municipal Finance Authority Revenue Anticipation Notes River Springs 144A##	4.00%	6-15-2021	$ 2,250,000	$ 2,266,786
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2024	550,000	622,976
California Educational Facilities Authority Revenue Loma Linda University Series A	5.00	4-1-2026	325,000	391,931
California Municipal Finance Authority California Baptist University Series A 144A	4.00	11-1-2021	195,000	197,855
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	6.00	8-1-2023	445,000	472,237
California Municipal Finance Authority Charter School Revenue Palmdale Aerospace Academy Project Series A 144A	3.88	7-1-2028	1,750,000	1,849,821
California Municipal Finance Authority Revenue Anticipation Notes Highlands Community 144A	4.00	11-15-2021	1,650,000	1,654,108
California Municipal Finance Authority Revenue Refunding Bond Biola University	5.00	10-1-2027	790,000	969,605
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2021	250,000	255,287
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2022	250,000	265,895
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2023	225,000	248,318
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2024	275,000	312,893
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2025	275,000	321,525
California Municipal Finance Authority Revenue Refunding Bond California Lutheran University	5.00	10-1-2026	300,000	359,782
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A %%	5.00	11-1-2024	600,000	679,599
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A %%	5.00	11-1-2025	600,000	699,957
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A %%	5.00	11-1-2026	625,000	749,080
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A %%	5.00	11-1-2027	650,000	794,998
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A %%	5.00	11-1-2028	700,000	870,612
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A %%	5.00	11-1-2029	470,000	594,155
California Municipal Finance Authority Revenue Refunding Bond University of the Pacific Series A %%	5.00	11-1-2030	500,000	640,367
California School Finance Authority Bright Star School Obligation Group 144A	5.00	6-1-2027	1,705,000	1,837,499
California School Finance Authority Classical Academies Project Series A 144A	3.25	10-1-2022	1,320,000	1,340,540
California School Finance Authority Coastal Academy Project Series A 144A	5.00	10-1-2022	140,000	144,844
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2021	205,000	205,956
California School Finance Authority Rocketship Education Series A 144A	5.00	6-1-2026	500,000	543,900
California Statewide CDA California Baptist University Series A	5.13	11-1-2023	440,000	464,956
See accompanying notes to portfolio of investments

2  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
California Statewide CDA Refunding Bond California Baptist University Series A 144A	3.00%	11-1-2022	$ 895,000	$ 909,620
California Statewide CDA School Facilities	5.88	7-1-2022	645,000	653,799
University of California Series AK	5.00	5-15-2048	10,000,000	10,995,199
University of California Series AR	5.00	5-15-2032	6,000,000	7,233,457
				39,547,557
GO revenue: 23.56%
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2021	550,000	558,698
Bassett CA Unified School District Refunding Bond Series B (BAM Insured)	5.00	8-1-2023	725,000	801,191
California	5.00	10-1-2021	6,795,000	6,958,377
California	5.00	11-1-2022	2,500,000	2,690,746
California	5.00	10-1-2023	8,400,000	9,396,748
California	5.25	10-1-2022	2,750,000	2,958,935
California Refunding Bond Various Purpose Bidding Group C (BAM Insured)	5.00	9-1-2027	8,500,000	10,458,891
California Series B	5.00	9-1-2023	10,730,000	11,963,598
California Statewide Refunding Bond Various Purpose	5.00	8-1-2025	3,500,000	4,184,454
California Statewide Series B (1 Month LIBOR+0.76%)±	0.84	12-1-2031	2,500,000	2,501,886
California Statewide Series E (SIFMA Municipal Swap+0.43%)±	0.48	12-1-2029	3,050,000	3,054,372
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2021	400,000	404,670
Central California Unified School District Refunding Bond (AGM Insured)	5.00	7-1-2022	750,000	794,133
Coachella Valley CA Unified School District (BAM Insured)	4.00	8-1-2021	2,230,000	2,256,911
Coachella Valley CA Unified School District (BAM Insured)	4.00	8-1-2022	1,000,000	1,048,922
Dixon CA Unified School District (AGM Insured)	5.00	8-1-2021	1,210,000	1,229,135
Dixon CA Unified School District (AGM Insured)	5.00	8-1-2022	1,285,000	1,367,644
El Cerrito CA Tax and Revenue Anticipation Notes	3.00	7-1-2021	1,000,000	1,005,171
El Monte CA City School District CAB BAN ¤	0.00	4-1-2023	2,000,000	1,981,669
El Monte CA Union High School Refunding Bond	5.00	6-1-2021	1,315,000	1,324,788
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2022	500,000	531,605
Hayward CA Unified School District Certificate of Participation (AGM Insured)	5.00	8-1-2023	805,000	892,174
Huntington Beach CA City School District Election of 2002	4.00	8-1-2021	505,000	511,360
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	4.00	8-1-2021	320,000	323,904
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	4.00	8-1-2022	200,000	209,921
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2023	195,000	216,021
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2024	150,000	172,216
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2025	170,000	201,318
Inglewood CA Unified School District Election of 2012 Series B (BAM Insured)	5.00	8-1-2026	235,000	286,138
Kern CA Community College District CAB Anticipation Notes Facilities ¤	0.00	8-1-2023	2,000,000	1,980,802
La Habra CA School District Refunding Bond	5.00	8-1-2021	805,000	817,730
Long Beach CA Harbor Revenue AMT Series C	5.00	5-15-2027	500,000	583,178
Los Angeles CA Unified School District Measure Q Series C	4.00	7-1-2032	1,000,000	1,227,977
See accompanying notes to portfolio of investments

Wells Fargo California Limited-Term Tax-Free Fund  |  3

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Los Angeles CA Unified School District Refunding Bond Series D	5.00%	7-1-2023	$ 6,180,000	$ 6,838,602
Mount San Antonio Community College District CAB ¤	0.00	4-1-2022	10,000,000	9,985,183
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2021	950,000	960,789
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2022	750,000	792,685
Oak Valley CA Hospital District Refunding Bond Los Angeles County CA RDA	5.00	7-1-2023	755,000	829,737
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2022	750,000	795,962
Oakland CA Unified School District Alameda County Election of 2012 Series A	5.00	8-1-2024	600,000	685,657
Oakland CA Unified School District Refunding Bond	5.00	8-1-2025	1,540,000	1,815,773
Oakland CA Unified School District Refunding Bond Measure B Series B	5.00	8-1-2026	500,000	606,190
Oakland CA Unified School District Refunding Bond Measure J Series C	5.00	8-1-2025	795,000	937,363
Palomar Pomerado Health CAB Electric Series A (National Insured)¤	0.00	8-1-2025	1,000,000	955,396
Sacramento CA City Unified School Election of 2012 Measure Q Series E	5.00	8-1-2029	1,500,000	1,841,890
Sacramento CA City Unified School Refunding Bond	5.00	7-1-2022	485,000	511,856
Sacramento CA City Unified School Refunding Bond	5.00	7-1-2026	2,430,000	2,455,143
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	1.25	8-1-2029	435,000	427,520
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	1.63	8-1-2031	850,000	840,532
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	4.00	8-1-2029	1,000,000	1,212,287
San Bernardino CA City Unified School District Refunding Bond Series A (AGM Insured)	4.00	8-1-2031	875,000	1,062,655
San Gorgonio CA Memorial Healthcare Refunding Bond	4.00	8-1-2027	1,090,000	1,218,207
San Gorgonio CA Memorial Healthcare Refunding Bond	4.00	8-1-2030	580,000	650,576
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2021	275,000	278,754
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2022	500,000	527,204
San Gorgonio CA Memorial Healthcare Refunding Bond	5.00	8-1-2023	1,000,000	1,088,782
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2021	345,000	348,140
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2022	425,000	440,660
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2023	405,000	430,353
Sierra Kings CA Health Care Refunding Bond	4.00	8-1-2024	420,000	455,334
Soledad CA Unified School District BAN ¤	0.00	8-1-2021	3,000,000	2,995,685
SouthWestern Community College District Refunding Bond	5.00	8-1-2021	2,710,000	2,753,035
Sweetwater CA Union High School District PFA Refunding Bond (BAM Insured)	5.00	8-1-2021	620,000	629,253
Vacaville CA Unified School District Series C (BAM Insured)	5.00	8-1-2022	675,000	718,412
Vallejo City CA Unified School District Refunding Bond Series A (National Insured)	5.90	2-1-2022	3,905,000	4,067,284
				125,052,182
Health revenue: 9.68%
California HFFA El Camino Hospital	5.00	2-1-2025	1,000,000	1,163,857
California HFFA Memorial Health Services Series A	5.00	10-1-2023	2,475,000	2,649,218
California HFFA Revenue Common Spirit Health Series A	5.00	4-1-2032	1,500,000	1,931,083
California HFFA Revenue Health Series A	5.00	6-1-2031	3,990,000	5,194,739
See accompanying notes to portfolio of investments

4  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
California HFFA Revenue On Lok Senior Health Services Social	3.00%	8-1-2022	$ 325,000	$ 334,243
California HFFA Revenue On Lok Senior Health Services Social	3.00	8-1-2025	475,000	511,351
California HFFA Revenue On Lok Senior Health Services Social	3.00	8-1-2028	400,000	440,546
California HFFA Revenue On Lok Senior Health Services Social	3.00	8-1-2030	210,000	231,792
California HFFA Sutter Health Series A	5.00	11-15-2023	2,500,000	2,799,606
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2023	735,000	793,236
California Municipal Finance Authority Community Medical Centers Series A	5.00	2-1-2024	500,000	558,941
California Municipal Finance Authority Revenue Community Medical Centers Series A	5.00	2-1-2025	1,000,000	1,152,383
California Municipal Finance Authority Revenue Health Right 360 Series A 144A	5.00	11-1-2029	1,170,000	1,337,039
California Municipal Finance Authority Revenue Insured Channing House Project Series A	5.00	5-15-2023	925,000	1,015,817
California Municipal Finance Authority Revenue Insured Paradise Valley Estates Project Series B1	2.25	7-1-2025	2,200,000	2,201,409
California Municipal Finance Authority Revenue Insured Paradise Valley Estates Project Series B2	2.00	7-1-2024	2,500,000	2,501,530
California Municipal Finance Authority Revenue Refunding Bond Community Medical Centers Series A	5.00	2-1-2022	1,000,000	1,037,548
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2027	1,650,000	2,027,094
California Municipal Finance Authority Revenue Refunding Bond Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	482,549
California Public Finance Authority Revenue Henry Mayo Newhall Hospital Series A	4.00	10-15-2028	360,000	421,088
California Public Finance Authority Revenue Henry Mayo Newhall Hospital Series B	4.00	10-15-2051	690,000	822,110
California Statewide CDA Adventist Health Systems West Series A	5.00	3-1-2024	800,000	904,214
California Statewide CDA Health Facilities Catholic Series F (AGM Insured)€	0.12	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2021	500,000	511,197
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2022	395,000	421,640
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (AGM Insured)	5.00	10-1-2023	500,000	554,571
California Statewide CDA Huntington Memorial Hospital	5.00	7-1-2025	500,000	582,559
California Statewide CDA Huntington Memorial Hospital	5.00	7-1-2026	500,000	598,620
California Statewide CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2026	250,000	299,304
California Statewide CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2027	300,000	364,081
California Statewide CDA Loma Linda University Medical Center Series A 144A	5.00	12-1-2028	250,000	303,759
California Statewide CDA Revenue Emanate Health Series A	5.00	4-1-2028	755,000	950,402
California Statewide CDA Revenue Emanate Health Series A	5.00	4-1-2029	795,000	1,018,276
California Statewide CDA Revenue Emanate Health Series A	5.00	4-1-2031	1,465,000	1,889,763
California Statewide CDA Viamonte Senior Living Project Series B	3.00	7-1-2025	3,000,000	3,005,026
See accompanying notes to portfolio of investments

Wells Fargo California Limited-Term Tax-Free Fund  |  5

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00%	11-1-2021	$ 275,000	$ 281,724
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2022	375,000	399,899
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2023	300,000	330,981
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2024	300,000	340,131
Palomar Health California Certificate of Participation Health & Arch Health Partners Incorporated	5.00	11-1-2025	330,000	382,712
San Buenaventura CA Community Mental Health System	6.50	12-1-2021	2,585,000	2,679,192
Sierra View CA Local Health Care District Revenue Refunding Bond	4.00	7-1-2023	500,000	534,790
Sierra View CA Local Health Care District Revenue Refunding Bond	4.00	7-1-2025	580,000	647,667
Sierra View CA Local Health Care District Revenue Refunding Bond	5.00	7-1-2027	630,000	768,050
Sierra View CA Local Health Care District Revenue Refunding Bond	5.00	7-1-2029	630,000	795,269
Washington Township CA Health Care District Refunding Bond Series A	4.00	7-1-2033	275,000	313,196
Washington Township CA Health Care District Refunding Bond Series A	5.00	7-1-2023	600,000	655,446
Washington Township CA Health Care District Refunding Bond Series A	5.00	7-1-2029	350,000	434,488
Washington Township CA Health Care District Refunding Bond Series A	5.00	7-1-2030	300,000	376,419
Washington Township CA Health Care District Refunding Bond Series A	5.00	7-1-2031	325,000	405,045
				51,355,600
Housing revenue: 7.09%
California Department of Veterans Affairs Home Purchase Series A	3.50	12-1-2021	855,000	859,308
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	5,132,079	5,948,548
California HFA Municipal Certificates Series 2021 1 Class A	3.50	11-20-2035	3,000,000	3,421,481
California Independent Cities Finance Authority Mobile Home Park Revenue Refunding Bond Union City Tropics	4.25	5-15-2024	745,000	827,991
California Municipal Finance Authority Housing Revenue Dino Papavero Apartments Project	1.50	6-1-2022	10,000,000	10,020,244
California Municipal Finance Authority Peppertree Senior Apartments Series A (FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,634,182
California Municipal Finance Authority Student Housing Davis I LLC West Village Student Housing Project	5.00	5-15-2024	1,200,000	1,343,521
California Municipal Finance Authority Student Housing Davis I LLC West Village Student Housing Project	5.00	5-15-2025	3,435,000	3,961,513
California Municipal Finance Authority Village Grove Apartments Series A (FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,019,121
California Statewide CDA Lancer Educational Student Housing Project Series A 144A	3.00	6-1-2029	750,000	764,952
California Statewide Enterprise Development Authority Student Housing Revenue Provident Group	5.00	8-1-2029	200,000	249,780
See accompanying notes to portfolio of investments

6  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
California Statewide Enterprise Development Authority Student Housing Revenue Provident Group	5.00%	8-1-2030	$ 225,000	$ 285,426
FHLMC Multifamily Variable Rate Certificates Series M 057 Class A	2.40	10-15-2029	5,990,000	6,299,059
				37,635,126
Industrial development revenue: 0.66%
San Francisco CA City and County Airports Commission International Airport Revenue AMT Special Facilities Lease SFO Fuel Company Series 2019A	5.00	1-1-2025	3,000,000	3,482,452
Miscellaneous revenue: 11.87%
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A	5.00	12-1-2021	1,000,000	1,032,156
Brentwood CA Infrastructure Financing Authority Subordinate Bond Series B	4.00	9-2-2021	1,135,000	1,152,830
California	5.00	9-1-2022	2,240,000	2,392,807
California HFA Revenue Sanitary Francisco Supportive Housing	5.00	4-1-2031	730,000	963,455
California HFA Revenue Sanitary Supportive Housing	5.00	4-1-2029	630,000	806,936
California Infrastructure & Economic Development Bank Refunding Bond California Academy of Sciences Project Series C (1 Month LIBOR+0.38%)±	0.46	8-1-2047	4,000,000	3,999,795
California Public Works Board Department of Corrections & Rehabilitation Series C	5.00	10-1-2022	1,500,000	1,608,155
California Public Works Board Judicial Council Projects Series B	5.00	10-1-2022	500,000	536,052
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2021	200,000	206,036
California Statewide CDA Refunding Bond (AGM Insured)	5.00	11-15-2022	200,000	215,806
California Statewide Community Monterey County Savers Bond (BAM Insured)	5.00	8-1-2027	2,185,000	2,684,797
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project	5.00	10-1-2021	720,000	736,807
Compton CA PFA Lease 144A	4.00	9-1-2022	1,040,000	1,063,668
Compton CA PFA Refunding Bond 144A	4.00	9-1-2027	2,000,000	2,135,794
Desert Sands CA Unified School District Certificate of Participation (BAM Insured)	5.00	3-1-2024	1,500,000	1,698,197
Golden Empire School California Financing Authority Refunding Bond Kern High School District ##	5.00	5-1-2021	1,000,000	1,003,471
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2028	500,000	570,679
Independent Cities Finance Authority California Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2030	550,000	635,407
Inglewood CA Unified School District School Facilities Authority (AGM Insured)	5.25	10-15-2023	8,670,000	9,469,202
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2023	800,000	889,603
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2	5.00	9-2-2024	850,000	980,597
Lodi CA PFA Electric Refunding Bond (AGM Insured)	5.00	9-1-2024	1,100,000	1,266,078
Los Angeles CA Public Works Series D	5.00	12-1-2027	1,605,000	1,912,991
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B	5.00	10-1-2025	1,875,000	2,002,774
Mountain HFA California Utility System Revenue Refunding Bond Series A	5.00	12-1-2029	520,000	664,715
See accompanying notes to portfolio of investments

Wells Fargo California Limited-Term Tax-Free Fund  |  7

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Mountain HFA California Utility System Revenue Refunding Bond Series A	5.00%	12-1-2030	$ 710,000	$ 898,449
Mountain HFA California Utility System Revenue Refunding Bond Series A	5.00	12-1-2031	745,000	935,807
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District	4.00	9-2-2021	450,000	457,106
Sacramento CA City Financing Refunding Bond Master Lease Program Facilities (BAM Insured)	5.00	12-1-2022	800,000	863,991
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2022	775,000	809,001
Sacramento CA City Schools Joint Powers Financing Authority Series A (BAM Insured)	5.00	3-1-2023	815,000	886,094
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2025	250,000	291,341
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2027	350,000	426,411
San Joaquin CA Area Flood Control Agency Smith Canal Area Assessment District Assessment Revenue (AGM Insured)	5.00	10-1-2029	380,000	476,321
Santa Clara County CA Financing Capital Projects Series A	4.00	2-1-2024	6,000,000	6,180,677
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2021	125,000	126,886
Santa Cruz County CA Capital Financing Public Facilities Project (AGM Insured)	5.00	8-1-2022	165,000	174,817
Sutter Butte CA Flood Agency Assessment (BAM Insured)	5.00	10-1-2023	1,280,000	1,431,885
Sutter Butte CA Flood Agency Assessment (BAM Insured)	5.00	10-1-2024	715,000	828,746
Sutter Butte CA Flood Agency Assessment (BAM Insured)	5.00	10-1-2025	1,575,000	1,883,440
Turlock CA PFA Water Revenue BAN	4.00	3-1-2027	5,000,000	5,069,658
Visalia CA Certificate of Participation (AGM Insured)	4.00	12-1-2021	250,000	256,237
Visalia CA Certificate of Participation (AGM Insured)	5.00	12-1-2022	335,000	359,128
				62,984,803
Tax revenue: 17.90%
California School Infrastructure Financing Agency Refunding Bond (AGM Insured)	5.00	9-1-2021	500,000	509,952
California Statewide Community Facilities District #2015-01	5.00	9-1-2027	450,000	509,599
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2021	855,000	874,916
Carson CA RDA Project Area #1 Series A (AGM Insured)	5.00	10-1-2022	600,000	640,930
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2021	2,425,000	2,459,353
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2022	2,550,000	2,694,037
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A	5.00	8-1-2023	1,735,000	1,927,168
Cathedral City CA RDA Refunding Bond Merged Redevelopment Project Series A (AGM Insured)	5.00	8-1-2024	1,770,000	2,008,281
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00	8-1-2027	580,000	675,157
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00	8-1-2029	500,000	593,138
Cathedral City CA RDA Successor Agency Tax Allocation Revenue Refunding Bond Subordinated Merged Redevelopment Project Area (BAM Insured)	4.00	8-1-2031	600,000	714,319
Chino CA PFA Local Agency Series A (AGM Insured)	5.00	9-1-2022	1,830,000	1,942,521
See accompanying notes to portfolio of investments

8  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Chino CA PFA Local Agency Series A (AGM Insured)	5.00%	9-1-2024	$ 660,000	$ 751,236
Commerce CA RDA CAB Project #1 ¤	0.00	8-1-2021	290,000	289,757
Commerce CA Successor Agency to the Community Development Commission Refunding Bond Series A (AGM Insured)	5.00	8-1-2023	600,000	663,055
Dinuba CA RDA Successor Agency to Merged City Project #2 (BAM Insured)	5.00	9-1-2021	250,000	254,748
Dinuba CA RDA Successor Agency to Merged City Project #2 (BAM Insured)	5.00	9-1-2022	250,000	266,102
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2021	3,170,000	3,219,816
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2022	2,395,000	2,537,167
Fairfield CA RDA Successor Agency Tax Allocation Refunding Bond	5.00	8-1-2023	1,025,000	1,137,262
Fremont CA Community Facilities District	5.00	9-1-2024	1,000,000	1,140,771
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (BAM Insured)	4.00	10-1-2021	770,000	784,712
Garden Grove CA Agency Community Refunding Bond Garden Grove Community Project (BAM Insured)	5.00	10-1-2022	3,015,000	3,220,674
Hollister CA RDA Refunding Bond Hollister Community Development Project (BAM Insured)	5.00	10-1-2026	700,000	805,292
Inglewood CA Redevelopment Refunding Bond Subordinate Lien Merged Redevelopment Project (BAM Insured)	5.00	5-1-2025	1,000,000	1,173,017
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2021	340,000	344,519
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2022	365,000	386,376
Irwindale CA CDA City Industrial Development Project (AGM Insured)	5.00	7-15-2023	375,000	413,708
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2021	565,000	576,199
La Quinta CA RDA Project Areas #1 & 2 Series A	5.00	9-1-2022	615,000	654,520
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2024	870,000	995,750
Lancaster CA RDA Refunding Bond Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2029	400,000	481,106
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	4.00	9-1-2024	600,000	669,498
Lincoln CA Special Tax Refunding Bond Community Facilities District #2003-1 Lincoln Crossing Project	5.00	9-1-2025	550,000	652,776
Menifee CA Union School District Public Series A	4.00	9-1-2022	540,000	562,628
Oakdale CA Successor Agency to Oakdale Community RDA Series A (AGM Insured)	5.00	6-1-2027	350,000	425,689
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2023	365,000	402,222
Orange County CA Community Facilities #2015-1 Esencia Village Series A	5.00	8-15-2025	325,000	381,973
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2021	1,885,000	1,914,685
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2022	1,305,000	1,384,436
Pittsburg CA Successor Agency of Los Medanos Community Development (AGM Insured)	5.00	8-1-2023	780,000	861,971
Poway CA Unified School District PFA (BAM Insured)	4.00	10-1-2021	185,000	188,535
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2024	1,115,000	1,290,313
Poway CA Unified School District PFA Series B (BAM Insured)	5.00	9-1-2025	775,000	927,652
See accompanying notes to portfolio of investments

Wells Fargo California Limited-Term Tax-Free Fund  |  9

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Rialto CA RDA Successor Agency to Merged Project Area	5.00%	9-1-2022	$ 475,000	$ 504,830
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (AGM Insured)	5.00	6-1-2023	845,000	932,686
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2023	400,000	445,987
Roseville CA Finance Authority Special Refunding Bond Series A	5.00	9-1-2029	300,000	374,264
Roseville CA Special Tax Refunding Bond Community Facilities District	5.00	9-1-2021	500,000	509,087
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2024	1,905,000	2,175,243
Roseville CA Special Tax Refunding Bond Fiddyment Ranch Community	5.00	9-1-2029	1,595,000	1,937,921
Sacramento CA Transient Occupancy Tax Revenue Convention Center Complex Senior	5.00	6-1-2027	575,000	699,802
Sacramento CA Transportation Authority Sales Tax Refunding Bond Series A (Sumitomo Mitsui Banking Corporation LOC)ø	0.03	10-1-2038	7,000,000	7,000,000
San Francisco CA City & County RDA Successor Agency to Community Facilities District #6 Mission Bay South Series A	5.00	8-1-2025	1,600,000	1,692,378
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Series A	5.00	8-1-2022	375,000	397,672
San Francisco CA City & County RDA Successor Agency to Mission Bay South Redevelopment Project Subordinate Bond Series D 144A	3.00	8-1-2021	1,020,000	1,027,872
San Jose CA Convention Center Expansion & Renovation Project	5.25	5-1-2023	1,465,000	1,468,804
San Marcos CA Unified School District Community Facilities District #5 (BAM Insured)	5.00	9-1-2021	270,000	275,374
San Marcos CA Unified School District Community Facilities District #5 (BAM Insured)	5.00	9-1-2022	250,000	267,091
San Pablo CA RDA Series B (AGM Insured)##	5.00	6-15-2021	1,775,000	1,790,631
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2022	1,865,000	1,964,115
San Pablo CA RDA Series B (AGM Insured)	5.00	6-15-2023	1,945,000	2,136,221
Stockton CA RDA Refunding Bond Series A (AGM Insured)	5.00	9-1-2025	1,675,000	1,985,595
Successor Agency to the Morgan Hill CA RDA Series A	5.00	9-1-2021	1,055,000	1,076,130
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	4.50	9-1-2025	160,000	179,926
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2021	310,000	315,913
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2022	300,000	319,541
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2023	265,000	293,570
Successor Agency to the Richmond CA Community RDA Series A (BAM Insured)	5.00	9-1-2025	150,000	171,250
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2022	445,000	474,874
Successor Agency to the Riverside County CA RDA Desert Communities Project Area Series D	5.00	10-1-2023	470,000	519,324
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2022	240,000	256,112
Successor Agency to the Riverside County CA RDA Project Area #1 Series A	5.00	10-1-2023	460,000	508,274
Tracy CA Community Facilities District	4.00	9-1-2021	140,000	141,823
See accompanying notes to portfolio of investments

10  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Tracy CA Community Facilities District	4.00%	9-1-2022	$ 180,000	$ 187,811
Tracy CA Community Facilities District	4.00	9-1-2024	135,000	147,711
Tracy CA Community Facilities District	4.00	9-1-2025	155,000	172,886
Tracy CA Community Facilities District	5.00	9-1-2028	425,000	499,070
Transbay Joint Powers Authority Green Subordinated Bond Tax Allocation Bond Series B	2.40	10-1-2049	1,820,000	1,834,509
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2029	500,000	638,962
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2030	500,000	640,913
Transbay Joint Powers Authority Green Tax Allocation Bond Senior Series A	5.00	10-1-2031	400,000	510,263
Tustin CA Community Facilities District #6-1 Legacy Columbus Villages Series A	5.00	9-1-2025	1,000,000	1,197,938
Upland CA Successor Agency to Merged Project Tax Allocation Bond (AGM Insured)	5.00	9-1-2023	1,000,000	1,108,575
Vacaville CA RDA Tax Allocation Subordinate Refunding Bond Redevelopment Projects	5.00	9-1-2021	600,000	611,693
Vacaville CA RDA Tax Allocation Subordinate Refunding Bond Redevelopment Projects	5.00	9-1-2022	1,050,000	1,114,867
Val Verde CA Unified School District (BAM Insured)	4.00	10-1-2021	375,000	381,941
Val Verde CA Unified School District (BAM Insured)	5.00	10-1-2022	665,000	710,364
Western Placer CA Unified School District Special Tax BAN Community Facilities	2.00	6-1-2025	2,000,000	2,060,201
Western Placer CA Unified School District Special Tax BAN Community Facilities	2.00	6-1-2025	5,000,000	5,136,363
Yuba City CA RDA Refunding Bond (AGM Insured)	5.00	9-1-2025	750,000	889,072
				94,992,985
Tobacco revenue: 1.60%
California County CA Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00	6-1-2030	450,000	593,722
California County CA Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00	6-1-2031	550,000	720,964
California County CA Tobacco Securitization Agency Settlement Senior Refunding Bond Series A	5.00	6-1-2032	300,000	391,193
California County CA Tobacco Securitization Agency Settlement Subordinate Refunding Bond Series B1	1.75	6-1-2030	750,000	753,339
California County CA Tobacco Securitization Agency Tabacco Settlement Revenue Sonoma County Securitization	5.00	6-1-2029	950,000	1,234,511
California County CA Tobacco Securitization Agency Tabacco Settlement Revenue Sonoma County Securitization	5.00	6-1-2030	200,000	263,955
California County CA Tobacco Securitization Agency Tabacco Settlement Revenue Sonoma County Securitization	5.00	6-1-2031	225,000	298,993
California County CA Tobacco Securitization Agency Tabacco Settlement Revenue Sonoma County Securitization	5.00	6-1-2032	250,000	330,405
Golden State Tobacco Securitization Corporation Tobacco Settlement Refunding Bond Series A1	5.00	6-1-2026	3,000,000	3,621,376
Tobacco Securitization Authority Tobacco Settlement Revenue Refunding Bond Asset Backed Senior Series B1 Class 2	2.25	6-1-2029	290,000	291,178
				8,499,636
Transportation revenue: 0.20%
Bay Area Toll Authority California Toll Bridge Revenue Sanitary Francisco Bay Area Series A	2.00	4-1-2056	1,000,000	1,064,546
See accompanying notes to portfolio of investments

Wells Fargo California Limited-Term Tax-Free Fund  |  11

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.19%
Southern California Public Power Authority Refunding Bond Canyon Power Project Series A	5.00%	7-1-2027	$ 1,000,000	$ 1,011,798
Water & sewer revenue: 4.29%
Eastern California Municipal Water District Refunding Bond Series C (SIFMA Municipal Swap+0.25%)±	0.30	7-1-2046	3,000,000	3,000,172
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2021	1,250,000	1,273,842
Florin CA Resource Conservation District Series A (National Insured)	5.00	9-1-2022	1,250,000	1,331,788
Lower Tule River Irrigation District California Revenue Refunding Bond Series A	5.00	8-1-2027	680,000	814,896
Lower Tule River Irrigation District California Revenue Refunding Bond Series A	5.00	8-1-2031	700,000	864,143
Middle Fork CA Project Finance Authority Revenue Refunding Bond	5.00	4-1-2029	3,525,000	4,370,013
Oxnard CA Financing Authority Refunding Bond (AGM Insured)	5.00	6-1-2021	735,000	740,506
San Francisco City & County CA Public Utilities Commission Series C Green Bond	2.13	10-1-2048	10,000,000	10,344,716
				22,740,076
				497,682,221
Guam: 1.04%
Airport revenue: 0.26%
Guam Port Authority AMT Series B	5.00	7-1-2023	540,000	582,377
Guam Port Authority AMT Series B	5.00	7-1-2024	750,000	828,232
				1,410,609
Miscellaneous revenue: 0.78%
Guam Education Financing Foundation Certificate of Participation Refunding Bond Series A	5.00	10-1-2023	3,840,000	4,128,337
				5,538,946
Illinois: 2.63%
Miscellaneous revenue: 2.15%
Illinois Refunding Bond	5.00	2-1-2025	10,000,000	11,429,218
Tax revenue: 0.48%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2025	650,000	757,667
Sales Tax Securitization Corporation Series 2017A	5.00	1-1-2026	1,500,000	1,769,480
				2,527,147
				13,956,365
Louisiana: 0.19%
Industrial development revenue: 0.19%
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 ø	0.15	11-1-2040	1,000,000	1,000,000
See accompanying notes to portfolio of investments

12  |  Wells Fargo California Limited-Term Tax-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 0.23%
Tax revenue: 0.23%
New Jersey Statewide Covid-19 Emergency Series A	5.00%	6-1-2027	$ 1,000,000	$ 1,235,032
New York: 1.24%
Airport revenue: 0.09%
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2032	400,000	496,999
Industrial development revenue: 1.15%
New York Transportation Development Corporation Special Facilities Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	1-1-2029	5,000,000	6,085,307
				6,582,306
Texas: 0.62%
Industrial development revenue: 0.62%
Houston TX Airport System AMT Revenue Refunding Bond United Airlines Incorporated Terminal E Project	5.00	7-1-2029	3,000,000	3,267,007
Total Municipal obligations (Cost $510,800,971)				529,261,877

		Yield	Shares
Short-term investments: 0.13%
Investment companies: 0.13%
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class ♠∞##		0.01	681,745	681,949
Total Short-term investments (Cost $681,932)				681,949
Total investments in securities (Cost $512,482,903)	100.05%			530,943,826
Other assets and liabilities, net	(0.05)			(253,096)
Total net assets	100.00%			$530,690,730

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

See accompanying notes to portfolio of investments

Wells Fargo California Limited-Term Tax-Free Fund  |  13

Portfolio of investments—March 31, 2021 (unaudited)
Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CAB	Capital appreciation bond
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
National	National Public Finance Guarantee Corporation
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Municipal Cash Management Money Market Fund Institutional Class	$0	$149,521,202	$(148,841,108)	$1,838	$17	$681,949	0.13%	681,745	$993
See accompanying notes to portfolio of investments

14  |  Wells Fargo California Limited-Term Tax-Free Fund

Notes to portfolio of investments—March 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$1,000,000	$0	$1,000,000
Municipal obligations	0	529,261,877	0	529,261,877
Short-term investments
Investment companies	681,949	0	0	681,949
Total assets	$681,949	$530,261,877	$0	$530,943,826
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

Wells Fargo California Limited-Term Tax-Free Fund  |  15

Notes to portfolio of investments—March 31, 2021 (unaudited)

For the nine months ended March 31, 2021, the Fund did not have any transfers into/out of Level 3.

16  |  Wells Fargo California Limited-Term Tax-Free Fund